TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Domestic	$ (923)	$ (2,313)	$ 2,134
Foreign	4,325	(2,147)	2,951
Income (loss) before income taxes	$ 3,402	$ (4,460)	$ 5,085